Fair Value Measurements - Preferred Stock Warrants (Detail) $ / shares in Units, $ in Thousands			12 Months Ended
	Sep. 26, 2016 USD ($) $ / shares shares	Sep. 02, 2016	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Changes in fair value of preferred stock warrants
Reverse stock split ratio		0.3333
Aggregate fair value of warrants				$ 6,927
IPO
Changes in fair value of preferred stock warrants
IPO price (in dollars per share) | $ / shares	$ 18.00
Class B common stock
Changes in fair value of preferred stock warrants
Stock issued in net exercise of warrants (in shares) | shares	448,545
Convertible Preferred Stock Warrants
Changes in fair value of preferred stock warrants
Beginning balance			$ 6,927	966	$ 408
Changes in value of preferred stock warrants recorded in other expense, net			9,458	5,961	558
Reclassification to convertible preferred stock upon net exercise of Series Seed warrant in February 2016			(3,789)
Conversion of preferred stock warrants to common stock warrants upon the closing of the Company's IPO on September 26, 2016			$ (12,596)
Ending balance				$ 6,927	$ 966
Outstanding warrants converted during the period (in shares) | shares	1,382,505
Aggregate fair value of warrants	$ 12,600
Class B Common Stock Warrants
Changes in fair value of preferred stock warrants
Warrants issued in conversion (in shares) | shares	460,834
Stock issued in net exercise of warrants (in shares) | shares	448,545